UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Carlo Cannell
          --------------------------------------
Address:  P.O. Box 3459
          --------------------------------------
          Jackson, WY 83001
          --------------------------------------

          --------------------------------------

Form 13F File Number:  28- 6453
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Carlo Cannell
        ------------------------------
Title:	Managing Member
        ------------------------------
Phone:	415-835-8300
        ------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         02/14/2012
      ------------------------      ---------------     --------------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          --------------
Form 13F Information Table Entry  Total:       57
                                          --------------
Form 13F Information Table Value Total:    $ 115,940
                                          --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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COLUMN 1                        COLUMN 2 COLUMN 3       COLUMN 4 COLUMN 5                COLUMN 6   COLUMN 7    COLUMN 8
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                                TITLE OF                VALUE    SHRS OR   SH/ PUT/      INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS    CUSIP          (x$1000) PRN AMT   PRN CALL      DISCRETION MANAGERS    SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

ACORN ENERGY INC                COM      004848107      350      58,000           SH      SOLE                   58,000    -      -
AFC ENTERPRISES INC             COM      00104q107      5,240    356,453          SH      SOLE                   356,453   -      -
ALLIANCEBERNSTEIN INCOME FUN    COM      01881e101      108      13,398           SH      SOLE                   13,398    -      -
ALTRA HOLDINGS                  COM      02208R106      96       5,120            SH      SOLE                   5,120     -      -
AVATAR HLDGS INC                COM      053494100      2,961    412,358          SH      SOLE                   412,358   -      -
AXT INC                         COM      00246w103      18       4,401            SH      SOLE                   4,401     -      -
BIGLARI HLDGS INC               COM      08986r101      516      1,400            SH      SOLE                   1,400     -      -
CAL DIVE INTL INC               COM      12802t101      20       9,090            SH      SOLE                   9,090     -      -
CVR PARTNERS LP                 COM      126633106      367      14,800           SH      SOLE                   14,800    -      -
DOUGLAS DYNAMICS INC            COM      25960r105      5,302    362,682          SH      SOLE                   362,682   -      -
ECHO GLOBAL LOGISTICS INC       COM      27875t101      5,905    365,592          SH      SOLE                   365,592   -      -
FRISCHS RESTAURANTS INC         COM      358748101      651      33,578           SH      SOLE                   33,578    -      -
GLU MOBILE INC                  COM      379890106      2,071    659,420          SH      SOLE                   659,420   -      -
GOLFSMITH INTL HOLDINGS INC     COM      38168y103      1,302    407,024          SH      SOLE                   407,024   -      -
HAWAIIAN TELCOM HOLDCO INC      COM      420031106      3,656    237,400          SH      SOLE                   237,400   -      -
HOOPER HOLMES INC               COM      439104100      1,940    3,232,101        SH      SOLE                   3,232,101 -      -
IKANOS COMMUNICATIONS           COM      45173e105      881      1,088,000        SH      SOLE                   1,088,000 -      -
KRISPY KREME DOUGHNUTS INC      COM      501014104      2,313    353,624          SH      SOLE                   353,624   -      -
LATTICE SEMICONDUCTOR CORP      COM      518415104      28       4,764            SH      SOLE                   4,764     -      -
LEMAITRE VASCULAR INC           COM      525558201      1,656    279,686          SH      SOLE                   279,686   -      -
LIMONEIRA ORD                   COM      532746104      1,265    74,812           SH      SOLE                   74,812    -      -
MEDLEY CAP CORP                 COM      58503f106      573      55,050           SH      SOLE                   55,050    -      -
MOCON INC                       COM      607494101      1,647    102,967          SH      SOLE                   102,967   -      -
NATUS MEDICAL INC DEL           COM      639050103      4,620    489,946          SH      SOLE                   489,946   -      -
NEW YORK & CO INC               COM      649295102      2,727    1,024,823        SH      SOLE                   1,024,823 -      -
ONEIDA FINL CORP MD             COM      682479100      537      56,500           SH      SOLE                   56,500    -      -
ONLINE RES CORP                 COM      68273g101      2,800    1,157,310        SH      SOLE                   1,157,310 -      -
PC-TEL INC                      COM      69325q105      2,937    429,350          SH      SOLE                   429,350   -      -
PEERLESS SYS CORP               COM      705536100      169      43,970           SH      SOLE                   43,970    -      -
PEP BOYS MANNY MOE & JACK       COM      713278109      5,905    536,839          SH      SOLE                   536,839   -      -
PERVASIVE SOFTWARE INC          COM      715710109      1,166    200,383          SH      SOLE                   200,383   -      -
REIS INC                        COM      75936p105      3,995    438,002          SH      SOLE                   438,002   -      -
RICHARDSON ELECTRS LTD          COM      763165107      4,095    333,217          SH      SOLE                   333,217   -      -
SABRA HEALTH CARE REIT INC      COM      78573l106      620      51,316           SH      SOLE                   51,316    -      -
SPARK NETWORKS INC              COM      84651p100      1,950    513,153          SH      SOLE                   513,153   -      -
STANDARD REGISTER CO            COM      853887107      702      301,349          SH      SOLE                   301,349   -      -
STONERIDGE INC                  COM      86183p102      3,349    397,303          SH      SOLE                   397,303   -      -
SUN HEALTHCARE GROUP INC NEW    COM      86677e100      6,191    1,595,504        SH      SOLE                   1,595,504 -      -
THERAGENICS CORP                COM      883375107      2,429    1,446,121        SH      SOLE                   1,446,121 -      -
THESTREET INC                   COM      88368q103      695      413,700          SH      SOLE                   413,700   -      -
VIRTUS INVT PARTNERS INC        COM      92828q109      3,073    40,431           SH      SOLE                   40,431    -      -
QUANTUM CORP                    COM DSSG 747906204      29       12,180           SH      SOLE                   12,180    -      -
HANGER ORTHOPEDIC GROUP INC     COM NEW  41043f208      4,007    214,382          SH      SOLE                   214,382   -      -
INSWEB CORP                     COM NEW  45809k202      118      14,443           SH      SOLE                   14,443    -      -
MILLER INDS INC TENN            COM NEW  600551204      1,245    79,175           SH      SOLE                   79,175    -      -
MOVE INC COM NEW                COM NEW  62458m207      18       2,919            SH      SOLE                   2,919     -      -
MULTIBAND CORP                  COM NEW  62544x209      3,460    1,071,086        SH      SOLE                   1,071,086 -      -
OUTDOOR CHANNEL HLDGS INC       COM NEW  690027206      1,880    252,025          SH      SOLE                   252,025   -      -
POINTS INTL LTD                 COM NEW  730843208      1,282    161,320          SH      SOLE                   161,320   -      -
BERKSHIRE HATHAWAY INC          CL A     084670108      2,410    21               SH      SOLE                   21        -      -
LEAPFROG ENTERPRISES INC        CL A     52186n106      3,239    579,355          SH      SOLE                   579,355   -      -
MAXLINEAR INC                   CL A     57776j100      2,520    530,623          SH      SOLE                   530,623   -      -
TELECOMMUNICATION SYS INC       CL A     87929j103      3,532    1,502,938        SH      SOLE                   1,502,938 -      -
VALUEVISION MEDIA INC           CL A     92047k107      3,654    1,943,840        SH      SOLE                   1,943,840 -      -
AVATAR HLDGS INC                NOTE7.5% 053494ag5      1,710    1,900,000        SH      SOLE                   1,900,000 -      -
PITNEY BOWES INC PUT            PUT      724479950      4        513              SH      SOLE                   513       -      -
SS&C TECHNOLOGIES HLDGS INC PUT PUT      78467j950      5        1,000            SH      SOLE                   1,000     -      -




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